Joint operations and other related parties - Joint operations (Details) kr in Millions		12 Months Ended
	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 SEK (kr) item	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Dec. 31, 2015 SEK (kr)
Income statement
Revenue		kr 23,704	kr 21,466	kr 18,131
Operating profit		3,750	3,469	3,133
Profit/loss before tax		3,372	3,165	2,791
Net profit/(loss)		991	220	(2,581)
Balance sheet
Intangible assets	kr 49,763	49,763	9,561	13,370
Tangible assets	9,192	9,192	8,692	14,329
Deferred tax assets	368	368	1,911	1,766
TOTAL ASSETS	82,644	82,644	39,724	41,142
Equity	36,362	36,362	17,132	18,473	kr 18,438
Non-current liabilities	27,444	27,444	12,563	9,867
TOTAL EQUITY AND LIABILITIES	82,644	82,644	39,724	41,142
Cash flow statement
Cash flow from operating activities		5,160	5,732	5,016
Cash flow from investing activities		(9,809)	(2,532)	(6,662)
Cash flow from financing activities		4,225	(2,675)	1,746
NET CHANGE IN CASH AND CASH EQUIVALENTS		(424)	525	100
Cash and cash equivalents at beginning of the year		802	257	107
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	kr 404	kr 404	802	257	kr 107
Svenska UMTS-nat AB, Sweden
Disclosure of joint operations
Number of turnkey contractors | item		2
Ownership interest in joint operation (as a percentage)	50.00%
Income statement
Revenue		kr 1,026	1,115	1,211
Operating profit		66	68	74
Profit/loss before tax		49	44	41
Net profit/(loss)		33	34	32
Balance sheet
Tangible assets	kr 1,485	1,485	1,854	2,247
Deferred tax assets	94	94	110	120
Current assets	280	280	396	410
TOTAL ASSETS	1,859	1,859	2,360	2,777
Equity	638	638	605	571
Non-current liabilities	924	924	1,375	1,822
Current liabilities	297	297	380	384
TOTAL EQUITY AND LIABILITIES	kr 1,859	1,859	2,360	2,777
Cash flow statement
Cash flow from operating activities		475	502	522
Cash flow from investing activities		(26)	(32)	(60)
Cash flow from financing activities		(449)	(470)	(462)
Svenska UMTS-nat AB, Sweden | Telia Company
Disclosure of joint operations
Ownership interest in joint operation (as a percentage)	50.00%
Net4Mobility HB, Sweden
Disclosure of joint operations
Ownership interest in joint operation (as a percentage)	50.00%
Income statement
Revenue		1,256	1,217	1,202
Operating profit		62	78	80
Profit/loss before tax		195	23	(318)
Net profit/(loss)		195	23	(318)
Balance sheet
Intangible assets	kr 3,114	3,114	1,874	2,075
Tangible assets	2,354	2,354	2,434	2,566
Current assets	517	517	562	488
TOTAL ASSETS	5,985	5,985	4,870	5,129
Equity	(130)	(130)	(325)	(348)
Untaxed reserves	2,459	2,459	2,614	2,581
Non-current liabilities	1,501	1,501	1,806	2,014
Current liabilities	2,155	2,155	775	882
TOTAL EQUITY AND LIABILITIES	5,985	5,985	4,870	5,129
Cash flow statement
Cash flow from operating activities		636	615	466
Cash flow from investing activities		(329)	(418)	(550)
Cash flow from financing activities		(329)	(218)	185
NET CHANGE IN CASH AND CASH EQUIVALENTS		(22)	(21)	101
Cash and cash equivalents at beginning of the year		80	101
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	kr 58	kr 58	kr 80	kr 101
Net4Mobility HB, Sweden | Telenor Sweden
Disclosure of joint operations
Ownership interest in joint operation (as a percentage)	50.00%